Note 18 - Intangible assets - Other Intangible Assets - Changes Over the Period - Reconciliation Of Changes In Intangible Assets Other Than GoodWill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets and Goodwill Abstract
Total Intangible Assets Other Than Goodwill At The Beginning	€ 2,402	€ 2,849	€ 3,137
Changes In Intangible Assets Other Than Goodwill Abstract
Acquisition of.subsidiaries.in the year	0	0	0
Additions Other Than Through Business Combinations In tangible Assets Other Than Goodwill	552	564	645
Amortization in the year	(614)	(694)	(735)
Exchange differences and other	(123)	(305)	(196)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(83)	(12)	(3)
Total Intangible Assets Other Than Goodwill At The End	€ 2,134	€ 2,402	€ 2,849